Income Taxes and Distributions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010	Dec. 31, 2009
Per Share
Ordinary income	$ 1.1472	$ 0.7774	$ 1.9865
Return of capital	$ 1.4227	$ 1.7408	$ 0.4864
Long- term capital gain	$ 0.1059	$ 0.0190	$ 0
1250 gains	$ 0.1592	$ 0.2028	$ 0.2471
Totals	$ 2.83500	$ 2.74000	$ 2.72000
Income Taxes and Distributions (Textuals) [Abstract]
Percentage of taxable income to be distributed to stockholders for federal tax purposes	90.00%
Percentage of capital gains on taxable income distributed to stockholders	100.00%
Percentage of federal excise tax on real estate investment trusts that do not distribute income	4.00%
Carryforwards expiration date	from 2012 through 2031
Unrecognized Tax Benefits	$ 6,098,000
Expensed tax interest and penalties	582,000
Accrued tax interest and penalties	2,738,000
Liability for Uncertain Tax Positions	149,000
Investments structured under RIDEA	5
Tax Valuation Allowance	10,306,000
Domestic Country [Member]
Additional Income Taxes and Distributions (Textuals) [Abstract]
Tax losses available for carryforward	7,400,000
State and Local Jurisdiction [Member]
Additional Income Taxes and Distributions (Textuals) [Abstract]
Tax losses available for carryforward	$ 14,240,000